Average Annual Total Returns{- Fidelity® Intermediate Government Income Fund} - 08.31 Fidelity Government Bond Funds Combo PRO-08 - Fidelity® Intermediate Government Income Fund	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 1 year	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 5 years	Fidelity Intermediate Government Income Fund-Default Return Before Taxes Past 10 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Government Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB008 Past 1 year	LB008 Past 5 years	LB008 Past 10 years
Total	(2.14%)	2.02%	1.51%	(2.50%)	1.32%	0.81%	(1.27%)	1.26%	0.89%	(1.69%)	2.32%	1.68%